AXS Esoterica NextG Economy ETF
SCHEDULE OF INVESTMENTS
As of June 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 72.5%
	COMPUTERS — 1.9%
2,072	Zscaler, Inc.*	$650,484
	HOME FURNISHINGS — 0.9%
12,599	Sony Group Corp. - ADR	327,952
	INTERNET — 15.3%
2,712	Alphabet, Inc. - Class C	481,081
7,971	Amazon.com, Inc.*	1,748,758
349	JD.com, Inc. - Class A	5,686
32,950	Meituan - Class B*,1	525,941
3,024	Meta Platforms, Inc. - Class A	2,231,984
5,010	Tencent Holdings Ltd.	321,023
		5,314,473
	SEMICONDUCTORS — 27.1%
11,294	Broadcom, Inc.	3,113,191
2,420	Marvell Technology, Inc.	187,308
20,117	NVIDIA Corp.	3,178,285
12,942	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	2,931,234
		9,410,018
	SOFTWARE — 27.3%
2,787	AppLovin Corp. - Class A*	975,673
3,402	Cloudflare, Inc. - Class A*	666,214
1,185	Datadog, Inc. - Class A*	159,181
632	Duolingo, Inc.*	259,132
722	HubSpot, Inc.*	401,887
8,551	Klaviyo, Inc. - Class A*	287,142
400	Microsoft Corp.	198,964
2,063	MongoDB, Inc.*	433,209
1,741	Oracle Corp.	380,635
6,020	Salesforce, Inc.	1,641,594
351	ServiceNow, Inc.*	360,856
5,399	Snowflake, Inc. - Class A*	1,208,134
3,401	Synopsys, Inc.*	1,743,625
3,049	Take-Two Interactive Software, Inc.*	740,450
		9,456,696
	TOTAL COMMON STOCKS
	(Cost $19,942,940)	25,159,623
	EXCHANGE-TRADED FUNDS — 9.6%
24,838	Direxion Daily FTSE China Bull 3X Shares	1,017,861
28,342	KraneShares CSI China Internet ETF	972,981
1,826	SPDR S&P Aerospace & Defense ETF	385,176

AXS Esoterica NextG Economy ETF
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2025 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
34,470	Xtrackers Harvest CSI 300 China A-Shares ETF	$949,304
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $3,017,632)	3,325,322
	TOTAL INVESTMENTS — 82.1%
	(Cost $22,960,572)	28,484,945
	Other Assets in Excess of Liabilities — 17.9%	6,208,665
	TOTAL NET ASSETS — 100.0%	$34,693,610

ADR – American Depository Receipt
ETF – Exchange-Traded Fund

*Non-income producing security.
[1]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $525,941, which represents 1.52% of total net assets of the Fund.